UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.           Atlanta, GA               7/31/09
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           98

Form 13F Information Table Value Total:  $   865,247
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2          Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------          -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS            CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----            -----         -----     -------------   ----------  ------------   ---------
ACE Limited                           SHS               H0023R105   21,273,303     480,970      Sole        None           None
Canadian Natl Railway                 COM               136375102   19,404,903     451,697      Sole        None           None
Flextronics                           ORD               Y2573F102   32,691,396   7,877,445      Sole        None           None
Ingersoll-Rand Co                     CL A              G4776G101      969,760      46,400      Sole        None           None
PartnerRe Ltd.                        COM               G6852T105    4,728,879      72,808      Sole        None           None
AGL Resources                         COM               001204106    3,483,531     109,545      Sole        None           None
AT&T Inc.                             COM               00206R102   31,882,434   1,283,511      Sole        None           None
Affiliated Computer S                 COM               008190100      618,104      13,915      Sole        None           None
Alliant Energy Corp.                  COM               018802108    1,204,984      46,115      Sole        None           None
BB&T Corp                             COM               054937107    4,538,760     206,495      Sole        None           None
BE Aerospace Inc.                     COM               073302101      423,620      29,500      Sole        None           None
Bank of America Corp.                 COM               060505104   35,800,663   2,712,171      Sole        None           None
Boeing Company                        COM               097023105   19,006,510     447,212      Sole        None           None
Bristol-Myers Squibb                  COM               110122108   25,558,774   1,258,433      Sole        None           None
Capital One Financial                 COM               14040H105   24,513,717   1,120,371      Sole        None           None
Chesapeake Energy Cor                 COM               165167107    1,113,454      56,150      Sole        None           None
ChevronTexaco Corp                    COM               166764100   26,970,308     407,099      Sole        None           None
Chubb Corp                            COM               171232101   31,350,944     786,132      Sole        None           None
Cisco Systems Inc.                    COM               17275R102      298,240      16,000      Sole        None           None
Coca-Cola Company                     COM               191216100    3,877,129      80,790      Sole        None           None
ConAgra Foods Inc                     COM               205887102    2,815,654     147,725      Sole        None           None
ConocoPhillips                        COM               20825C104   31,211,632     742,074      Sole        None           None
Dell Inc                              COM               24702R101      667,278      48,600      Sole        None           None
Deluxe Corporation                    COM               248019101      551,918      43,085      Sole        None           None
Duke Energy Corporation               COM               26441C105    3,257,509     223,270      Sole        None           None
E.I. DuPont de Nemour                 COM               263534109    3,766,216     147,003      Sole        None           None
Eaton Corporation                     COM               278058102      543,126      12,175      Sole        None           None
Eli Lilly & Co.                       COM               532457108   33,011,642     952,992      Sole        None           None
Exelon Corp                           COM               30161N101      984,512      19,225      Sole        None           None
Exxon Mobil                           COM               30231G102    4,121,893      58,960      Sole        None           None
Flowers Foods                         COM               343498101    1,637,344      74,970      Sole        None           None
Gamestop                              CL A              36467w109   26,301,333   1,194,972      Sole        None           None
Gannett Co. Inc.                      COM               364730101    5,680,284   1,591,116      Sole        None           None
H&R Block Inc.                        COM               093671105      804,124      46,670      Sole        None           None
HCC Insurance Holdings                COM               404132102   22,393,454     932,672      Sole        None           None
Halliburton Company                   COM               406216101   22,072,956   1,066,326      Sole        None           None
Honeywell International Inc           COM               438516106   19,956,238     635,549      Sole        None           None
Hugoton Royalty Trust                 UNIT BEN INT      444717102      427,533      29,566      Sole        None           None
IBM Corp                              COM               459200101   28,941,085     277,160      Sole        None           None
ITT Industries Inc.                   COM               450911102   32,900,808     739,344      Sole        None           None
Illinois Tool Works                   COM               452308109    2,568,058      68,775      Sole        None           None
Intel Corporation                     COM               458140100      245,105      14,810      Sole        None           None
Interface Inc cl A                    CL A              458665106      344,315      55,356      Sole        None           None
J P Morgan Chase                      COM               46625H100    2,855,177      83,705      Sole        None           None
Jackson Hewitt Tax                    COM               468202106    2,176,789     347,730      Sole        None           None
Johnson & Johnson                     COM               478160104   29,539,294     520,058      Sole        None           None
KBR                                   COM               48242W106    1,350,269      73,225      Sole        None           None
Merck & Co. Inc.                      COM               589331107    1,542,553      55,170      Sole        None           None
Microsoft Corporation                 COM               594918104    3,266,259     137,411      Sole        None           None
Morgan Stanley                        COM               617446448   29,328,636   1,028,714      Sole        None           None
NII Holdings                          CL B NEW          62913f201    6,442,704     337,845      Sole        None           None
Nike Inc cl B                         CL B              654106103    7,056,837     136,285      Sole        None           None
Nucor Corporation                     COM               670346105    2,392,555      53,850      Sole        None           None
Old Republic Intl                     COM               680223104      259,212      26,316      Sole        None           None
Oracle Corporation                    COM               68389X105   37,628,021   1,756,677      Sole        None           None
PETsMART Inc.                         COM               716768106    1,247,029      58,109      Sole        None           None
Philip Morris Intl Inc                COM               718172109    2,358,321      54,065      Sole        None           None
Pinnacle West Capital                 COM               723484101    1,227,406      40,710      Sole        None           None
Precision Castparts                   COM               740189105   26,237,707     359,273      Sole        None           None
Sara Lee Corp.                        COM               803111103      437,345      44,810      Sole        None           None
St. Jude Medical Inc                  COM               790849103   26,443,904     643,404      Sole        None           None
SunTrust Banks Inc.                   COM               867914103    1,102,182      67,002      Sole        None           None
SuperValu Inc.                        COM               868536103   30,157,649   2,328,776      Sole        None           None
Sysco Corporation                     COM               871829107    5,024,392     223,505      Sole        None           None
Verizon Communication                 COM               92343V104    2,893,075      94,145      Sole        None           None
Wal-Mart Stores Inc.                  COM               931142103    2,259,726      46,650      Sole        None           None
Wyeth                                 COM               983024100   22,693,048     499,957      Sole        None           None
Cavalier Homes                        COM               149507105       54,600      20,000      Sole        None           None
Champion Enterprises                  COM               158496109       11,200      35,000      Sole        None           None
Citigroup Inc                         COM               172967101       41,329      13,915      Sole        None           None
Coachmen Industries                   COM               189873102       27,643      21,102      Sole        None           None
Ecotality, Inc.                       COM               27922Y103        1,000      10,000      Sole        None           None
Human Genome Sciences                 COM               444903108       28,700      10,000      Sole        None           None
Palm Harbor Homes In                  COM               696639103       32,336      15,040      Sole        None           None
Pfizer Inc.                           COM               717081103      162,990      10,866      Sole        None           None
Sanmina-SCI Corp                      COM               800907107        7,885      18,000      Sole        None           None
Selective Insurance G                 COM               816300107      153,240      12,000      Sole        None           None
Apple Computer Inc.                   COM               037833100      963,823       6,767      Sole        None           None
Bank of New York Co.                  COM               064058100      235,476       8,034      Sole        None           None
Baxter International                  COM               071813109      285,984       5,400      Sole        None           None
Colgate-Palmolive Co                  COM               194162103      247,590       3,500      Sole        None           None
Hewlett-Packard Co                    COM               428236103      264,327       6,839      Sole        None           None
ISHARES INVEST GRADE CORP BOND        IBOXX INV CPBD    464287242      541,745       5,402      Sole        None           None
Oil Service Holders                   DEPOSTRY RCPT     678002106      224,664       2,300      Sole        None           None
PepsiCo Inc.                          COM               713448108      230,007       4,185      Sole        None           None
Polaris Industries In                 COM               731068102      280,985       8,748      Sole        None           None
Stryker Corporation                   COM               863667101      329,842       8,300      Sole        None           None
Vanguard Growth VIPERs                GROWTH ETF        922908736      258,208       5,955      Sole        None           None
Vanguard Value VIPERs                 VALUE ETF         922908744      251,854       6,368      Sole        None           None
Invesco Plc                           SHS               G491BT108      535,312      30,040      Sole        None           None
Nokia Corporation                     SPONSORED ADR     654902204   26,242,221   1,799,878      Sole        None           None
Royal Dutch Shell ADR A               SPONS ADR A       780259206   29,162,447     581,041      Sole        None           None
Teva Pharmaceutical                   ADR               881624209   17,480,915     354,295      Sole        None           None
BP PLC ADS                            SPONSORED ADR     055622104      226,098       4,742      Sole        None           None
Diageo ADR                            SPON ADR NEW      25243Q205      460,862       8,050      Sole        None           None
ISHARES BARCLAYS AGGREGATE BOND FUND  BARCLYS US AGG B  464287226    4,110,005      40,235      Sole        None           None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA    464288679    1,122,141      10,180      Sole        None           None
Vanguard Bond Market ETF              TOTAL BND MRKT    921937835      438,171       5,640      Sole        None           None